UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-22504

Clark Fork Trust

 (Exact Name of Registrant as Specified in Charter)

218 East Front Street, Suite 205, Missoula, Montana 59802

 (Address of Principal Executive Offices)  (Zip Code)

Capitol Services, Inc.

615 S. Dupont Hwy, Dover, DE 19901

 (Name and Address of Agent for Service)

With Copies To:

John H. Lively

The Law Offices of John H. Lively & Associates, Inc.

A Member Firm of the 1940 Act Law Group

2041 W. 141st Terr. Ste. 119

Leawood, KS 66224

Registrant’s Telephone Number, including Area Code:  (406) 541-0130

Date of fiscal year end: May 31

Date of reporting period: May 31, 2012

Item 1.  Reports to Stockholders.

TARKIO FUND

CLARK FORK TRUST

ANNUAL REPORT

MAY 31, 2012

Dear fellow shareholders,

The Tarkio Fund (the “Fund”) began operations on June 28, 2011.  Since inception, the Fund is down (11.40%).  During this past year the stock market has been nothing short of manic, as it has erratically been trading within a range of 1,099 to 1,419.  That range represents in excess of a twenty-two percent move from high to low.

The theme of our last report dated November 30, 2011 was that volatility does not necessarily represent risk and by accepting volatility as part of the process rather than fighting it, one can harness its power to their advantage.  We believe “Mr. Market’s” 1 manic behavior provided us with the perfect environment to build the Fund’s portfolio.  During this first year, we had every opportunity to purchase every company in which we were interested, at what we believe to be attractive prices for the long-term.  As a result, we believe the Fund is well balanced and very attractively positioned for the long-term.

The Fund began with one hundred thousand dollars of seed money from our firm Front Street Capital Management.  As we have previously stated in our shareholder communications, the Fund got off to a difficult initial start.  In fact, the majority of the Fund’s initial negative performance came in the first few weeks of the Fund’s existence from June 28, 2011 to August 8, 2011 as the S&P 500 index dropped from 1,296 to 1,119.  The Fund’s share price declined from $10.00 to $7.87 during the same period.  Although this difficult start looks bad on paper (and is difficult on my ego), financially it largely represented the seed money of Front Street Capital Management (“FSCM”).  Outside investors did not start coming on board for several weeks and meaningful inflows did not start until January 2012 when we were accepted onto the TD Ameritrade platform.  In addition, FSCM and its employees have now added over sixteen times that original investment also at lower prices.  In other words, the Fund got off to a tough start, but the vast majority of the shareholders, including FSCM have a cost basis much lower than the Fund’s original ten dollar per share beginning value.  In addition, the Fund has now grown large enough, over $6.5 million dollars, so that the portfolio’s balance will not be unduly influenced by new capital inflows.

We look forward to reporting to you in six months.

Best regards,

Russ Piazza

 1 Graham, Benjamin. The Intelligent Investor

Management’s Discussion of Fund Performance (Unaudited)

Investment operations commenced for the Tarkio Fund on June 28, 2011. The fiscal year end for the Fund was May 31st, 2012, which created an abbreviated (11 month) initial operating period.   During that period, the total return for the Tarkio Fund was -11.4%. This compares with a positive total return of 3.16% for the S&P 500® Index. Performance of the Tarkio Fund in relation to its benchmark S&P 500 Index is addressed in the Manager’s Letter to Shareholders which accompanies this Annual Report.

The investment strategy of the Tarkio Fund is to identify attractive equity investments based on the quality of the company and to purchase those investments at prices that represent a fair value for the long term owner. Our potential success in executing this strategy will rely on our ability to maintain a long term focus.

Between June 28th and May 31st the Tarkio Fund grew from $0 to a total of $6,077,852 in net assets. Cash inflows, which eventually become investments in common stocks, were lumpy and unpredictable during this period, but they enabled us to build a portfolio of the quality companies we wish to own for the long term. On May 31st The Tarkio Fund was 99.81% invested in common stocks with the assets allocated among 30 companies.

Holdings above 4% of the Tarkio Fund portfolio were as follows: Gentex (6.99%), Level 3 Communications (6.64%), Expeditor’s International (6.37%), J.C. Penney (4.75%), Cognex (4.66%), Berkshire Hathaway (4.63%), SEI Investments (4.54%), Oclaro (4.15%), National Instruments (4.11%) and Corning (4.01%). Position sizes will change frequently based on the target investment levels, redemption needs of fund shareholders, fluctuations in market price, and our view of investment opportunity. When cash moves into the Tarkio Fund our goal is to put the money to work in our best ideas at that moment which will result in the change in position size of our portfolio companies.  We address our drivers (and detractors) of performance in the Tarkio Fund as they relate to portfolio companies in the [Manager’s] Letter to Shareholders, which accompanies this Annual Report. 1

Another important component that will drive the performance of the Tarkio Fund over time is the expenses incurred by shareholders. The average net expense ratio for the Tarkio Fund in the first year was 1.18%. Starting at 1.25%, the net expense ratio was reduced, on a voluntary basis, by the Tarkio Fund’s investment adviser (Front Street Capital Management, Inc. – “FSCM”) to 1.15%, which is where the Fund’s expense ratio is being held as of the time that this report is being produced..  We at FSCM feel limiting expenses to shareholders in the Tarkio Fund is one of the best ways we can align the operating realities of a small fund with our investment objective of producing long-term capital gains for our shareholders.

We appreciate the opportunity to act as stewards of your capital and thank you for your early investment in the Tarkio Fund!

1 The [Manager’s Letter to Shareholders is incorporated by reference into, and made part of, this Management’s Discussion of Fund Performance.

TARKIO FUND

PERFORMANCE ILLUSTRATION

MAY 31, 2012 (UNAUDITED)

FOR PERIOD JUNE 28, 2011* THROUGH MAY 31, 2012

	Since Inception **	Ending Value
Tarkio Fund	(11.40)%	$ 8,860
S&P 500 Index	3.16%	$ 10,316

* Date of commencement of investment operations.

** Not Annualized

This chart assumes an initial investment of $10,000 made on the closing of June 28, 2011 (commencement of investment operations). Total return is based on the net change in NAV and assuming reinvestment of all dividends and other distributions.  Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The performance also reflects reinvestment of all dividend and capital gain distributions.  The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

The Standard & Poor’s 500 Index (“S&P 500”) is a market value-weighted index, representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange.  The S&P 500 is a widely recognized, unmanaged index of common stock prices.  The figures for the S&P 500 reflect all dividends reinvested but do not reflect any deductions for fees, expenses or taxes.

The performance information shown represents past performance and should not be interpreted as indicative of the Fund's future performance.

TARKIO FUND

PORTFOLIO ILLUSTRATION

MAY 31, 2012 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

Tarkio Fund
Schedule of Investments
May 31, 2012

Shares		Value

COMMON STOCK - 99.81%

Arrangement of Transportation of Freight & Cargo - 6.37%
10,125	Expeditors International of Washington Inc.	$ 387,281

Beverages - 1.78%
1,450	The Coca Cola Co.	108,358

Carpets & Rugs - 2.58%
12,350	Interface, Inc. Class A	156,722

Drawing & Insulation of Nonferrous Wire - 4.01%
18,750	Corning Inc.	243,562

Fire, Marine & Casualty Insurance - 5.86%
3,550	Berkshire Hathaway Inc. Class B *	281,728
1,950	W.R. Berkley Corp.	74,724
		356,452
Food & Kindred Products - 1.33%
2,550	Campbell Soup Co.	80,835

Industrial Instruments for Measurement, Display, & Control - 4.66%
8,100	Cognex Corp.	283,419

Industrial Trucks, Tractors, Trailors & Stackers - 3.78%
13,800	Terex Corp. *	229,494

Instruments for Meas & Testing of Electricity & Elec Signals - 2.64%
3,950	Agilent Technologies Inc.	160,607

Land Subdividers & Developers (No Cemeteries) - 2.79%
10,600	The St. Joe Co. *	169,282

Millwood, Veneer, Plywood, & Structural Wood Members - 2.20%
7,925	American Woodmark Corp.	134,012

Motor Vehicle Parts & Accessories - 6.99%
19,050	Gentex Corp.	424,815

National Commercial Banks - 3.12%
3,600	Wells Fargo & Co.	115,380
10,100	Bank of America Corp.	74,235
		189,615
Office Furniture - 3.09%
10,175	Herman Miller Inc.	188,034

Paints, Varnishes, Lacquers, Enamels & Allied Products - 2.18%
2,750	The Valspar Corp.	132,577

Plastic Materials, Synth Resins & Nonvulcan Elastomers - 4.51%
6,800	Rogers Corp. *	274,108

Retail-Department Stores - 4.75%
11,000	J.C. Penney Company, Inc.	288,530

Retail-Grocery Stores - 3.28%
2,250	Whole Foods Market, Inc.	199,373

Retail-Variety Stores - 2.99%
2,100	Costco Wholesale Corp.	181,419

Security Brokers, Dealers & Flotation Companies - 4.54%
15,400	SEI Investments Co.	275,814

Semiconductors & Related Devices - 6.78%
575	Finisar Corp. *	8,251
14,900	JDS Uniphase Corp. *	151,235
99,000	Oclaro, Inc. *	252,450
		411,936
Services-Business Services, NEC - 2.43%
6,350	Total System Services, Inc.	147,765

Services-Computer Integrated Systems Design - 3.40%
2,650	Cerner Corp. *	206,594

Services-Prepackaged Software - 4.11%
9,600	National Instruments Corp.	249,984

Steel Works, Blast Furnaces & Rolling Mills (Coke Ovens) - 3.00%
5,100	Nucor Corp.	182,376

Telephone Communications (No Radiotelephone) - 6.64%
19,000	Level 3 Communications Inc. *	403,370

TOTAL FOR COMMON STOCK (Cost $6,319,033) - 99.81%		6,066,334

SHORT TERM INVESTMENTS - 1.21%
73,404	Fidelity Institutional Money Market Portfolio 0.18% ** (Cost $73,404)	73,404

TOTAL INVESTMENTS (Cost $6,392,437) - 101.02%		6,139,738

LIABILITIES IN EXCESS OF OTHER ASSETS - (1.02)%		(61,886)

NET ASSETS - 100.00%		$ 6,077,852

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the seven-day yield at May 31, 2012.
The accompanying notes are an integral part of these financial statements.

Tarkio Fund
Statement of Assets and Liabilities
May 31, 2012

Assets:
Investments in Securities, at Value (Cost $6,392,437)	$ 6,139,738
Cash	14,476
Receivables:
Dividends and Interest	6,379
Total Assets	6,160,593
Liabilities:
Payables:
Investments Purchased	77,831
Accrued Adviser Fees	3,680
Accrued Service Fees	1,230
Total Liabilities	82,741
Net Assets	$ 6,077,852

Net Assets Consist of:
Paid In Capital	$ 6,335,519
Accumulated Net Investment Loss	(4,059)
Accumulated Net Realized Loss on Investments	(909)
Net Unrealized Depreciation in Value of Investments	(252,699)
Net Assets, for 685,679 Shares Outstanding (unlimited shares authorized)	$ 6,077,852

Net Asset Value	$ 8.86

The accompanying notes are an integral part of these financial statements.

Tarkio Fund
Statement of Operations
For the Period June 28, 2011, (Commencement of Operations)
through May 31, 2012

Investment Income:
Dividends	$ 21,160
Interest	76
Total Investment Income	21,236

Expenses:
Advisory Fees (Note 4)	21,227
Service Fees (Note 4)	5,307
Total Expenses	26,534
Advisory Fees Waived (Note 4)	(1,239)
Net Expenses	25,295

Net Investment Loss	(4,059)

Realized and Unrealized Gain (Loss) on Investments:
Realized Loss on Investments	(909)
Net Change in Unrealized Depreciation on Investments	(252,699)
Realized and Unrealized Loss on Investments	(253,608)

Net Decrease in Net Assets Resulting from Operations	$ (257,667)

The accompanying notes are an integral part of these financial statements.

Tarkio Fund
Statement of Changes in Net Assets

Period Ended *
5/31/2012
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (4,059)
Net Realized Loss on Investments	(909)
Unrealized Depreciation on Investments	(252,699)
Net Decrease in Net Assets Resulting from Operations	(257,667)

Distributions to Shareholders:
Net Investment Income	-
Realized Gains	-
Total Dividends and Distributions Paid to Shareholders	-

Capital Share Transactions (Note 5):
Proceeds from Sale of Shares	6,235,519
Shares Issued on Reinvestment of Dividends	-
Cost of Shares Redeemed	-
Net Increase in Net Assets from Shareholder Activity	6,235,519

Net Assets:
Net Increase in Net Assets	5,977,852
Beginning of Period	100,000
End of Period (Including Accumulated Undistributed Net Investment Income of $0)	$ 6,077,852

* The Fund commenced investment operations on June 28, 2011.
The accompanying notes are an integral part of these financial statements.

Tarkio Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	Period Ended	(a)
	5/31/2012

Net Asset Value, at Beginning of Period	$ 10.00

Income From Investment Operations:
Net Investment Loss *	(0.02)
Net Loss on Securities (Realized and Unrealized)	(1.12)
Total from Investment Operations	(1.14)

Net Asset Value, at End of Period	$ 8.86

Total Return **	(11.40)%	†

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 6,078
Before Waivers
Ratio of Expenses to Average Net Assets	1.25%	***
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.25)%	***
After Waivers
Ratio of Expenses to Average Net Assets	1.18%	***
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.18)%	***
Portfolio Turnover	16.90%	†

(a) The Fund commenced operations on June 28, 2011.

* Per share net investment income (loss) has been determined on the basis of average shares method.

** Total Return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of all Fund distributions.

*** Annualized

† Not Annualized

The accompanying notes are an integral part of these financial statements.

TARKIO FUND

NOTES TO FINANCIAL STATEMENTS

MAY 31, 2012

1.

ORGANIZATION

The Clark Fork Trust (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940 (the “Act”) and is organized as a statutory trust under the laws of Delaware by the filing of a Certificate of Trust on October 28, 2010.  The Trust is authorized to issue one or more series of beneficial interests and issue classes of any series or divide shares of any series into two or more separate classes.  The Trust currently consists of one series of units of beneficial interest (“shares”) called the Tarkio Fund (the “Fund”).  The Fund is a non-diversified fund.  The investment adviser to the Fund is Front Street Capital Management, Inc. (the “Adviser”).

The Fund’s investment objective is long term growth of capital.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the U.S. (“GAAP”).

SECURITY VALUATIONS: All investments in securities are recorded at their estimated fair value, as described in Note 3.

ORGANIZATIONAL AND OFFERING EXPENSES:  All costs incurred by the Fund in connection with the organization, offering and initial registration of the Fund, principally professional fees, were paid on behalf of the Fund by the Adviser and will not be borne by the Fund.

FEDERAL INCOME TAXES: The Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to their shareholders. Therefore, no federal income tax provision is required.  It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code.  This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income.  In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Fund recognizes the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded as of or during the period of June 28, 2011 (commencement of investment operations) through May 31, 2012, related to uncertain tax positions expected to be taken in the Fund’s 2011 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal and certain State tax authorities; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.  During the period, the Fund did not incur any interest or penalties.

USE OF ESTIMATES: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements.  Actual results could differ from those estimates.

DISTRIBUTIONS TO SHAREHOLDERS:  Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes.  These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes.

RECLASSIFICATION OF CAPITAL ACCOUNT: GAAP requires that certain components of net assets be reclassified between financial and tax reporting.  These reclassifications have no impact on the net asset value of the Fund and are designed generally to present undistributed income and net realized gains on a tax basis, which is considered to be more informative to shareholders.

OTHER:  The Fund records security transactions on the trade date.  Dividend income is recognized on the ex-dividend date.  Interest income is recognized on an accrual basis.  The Fund uses the specific identification method in computing gain or loss on sale of investment securities.  Discounts and premiums on securities purchased are amortized over the life of the respective securities.

3.

SIGNIFICANT ACCOUNTING POLICIES

SECURITIES VALUATIONS:  As described in Note 2, all investments in securities are recorded at their estimated fair value. The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS:  A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock) - Equity securities are valued by using market quotations furnished by a pricing service when the Adviser believes such prices accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value or when restricted or illiquid securities are being valued, such securities are valued at a fair value as determined by the Adviser in good faith, in accordance with guidelines adopted by and subject to review of the Board. Manually priced securities held by the Fund (if any) are reviewed by the Board on a quarterly basis. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy. If the Adviser decides that a price provided by the pricing services does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser.

Money market mutual funds are generally priced at the ending NAV provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Fixed income securities - Fixed income securities such as corporate bonds and U.S. Government Securities when valued using market quotations in an active market, will be categorized as Level 1 securities.  However, they may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  These securities will generally be categorized as Level 2 securities.  If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board.  These securities will be categorized as Level 3 securities.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation. These securities are categorized as Level 2 or Level 3, when appropriate.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of May 31, 2012:

Valuation Inputs of Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$ 6,066,334	$0	$0	$ 6,066,334
Cash Equivalents	73,404	0	0	73,404
Total	$ 6,139,738	$0	$0	$ 6,139,738

* See the Schedule of Investments for categories by industry.

There were no transfers into or out the levels during the year ended May 31, 2012. The Fund considers transfers into and out of the levels as of the end of the reporting period.

The Fund did not hold any Level 3 assets during the year ended May 31, 2012. For more detail on the investments, please refer to the Schedule of Investments. The Fund did not hold any derivative instruments at any time during the period ended May 31, 2012.

4.

RELATED PARTY TRANSACTIONS

INVESTMENT ADVISOR: Front Street Capital Management, Inc. serves as investment adviser to the Fund.  Subject to the authority of the Board, the Adviser is responsible for management of the Fund's investment portfolio.  The Adviser is responsible for selecting the Fund's investments according to the Fund's investment objective, policies and restrictions and as compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly in arrears at an annual rate of 1.00% of the average daily net assets of the Fund during the term of the Investment Advisory Agreement (“Agreement”). Under the Agreement, the Adviser, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund.  Under this Agreement, the Adviser pays the operating expenses of the Fund excluding fees payable under the Agreement and the Services Agreement, brokerage fees and commissions, taxes, interest expense, the costs of acquired fund fees and expenses, and extraordinary expenses.  For the period of June 28, 2011 (commencement of investment operations) through May 31, 2012, the Advisor earned $21,227 in Advisory fees.  At May 31, 2012, the Fund owed the Adviser $3,680.  The Advisor has voluntarily agreed to waive a portion of its Advisory fees.  These waivers may be discontinued at any time.  For the fiscal period ended May 31, 2012, the Advisor voluntarily waived $1,239 in advisory fees.

The Fund entered into a Services Agreement with the Adviser.  Under the Services Agreement, the Adviser receives an additional fee of 0.25% of the average daily net assets of the Fund and is obligated to provide executive and administrative services, assist in the preparation of the Trust’s tax returns and various reports to shareholders, and provide non-investment related statistical and research data.  For the period of June 28, 2011 (commencement of investment operations) through May 31, 2012, the Fund incurred $5,307 in service fees.  At May 31, 2012, the Fund owed $1,230 in service fees.

5.

CAPITAL SHARE TRANSACTIONS

At May 31, 2012, paid in capital amounted to $6,331,460 of the Fund. Transactions in capital stock were as follows:

	June 28, 2011 (commencement of operations) through May 31, 2012
	Shares	Amount
Shares sold	675,679	$ 6,235,519
Shares issued in reinvestment of dividends	-	-
Shares redeemed	-	-
Net increase	675,679	$ 6,235,519

6.

INVESTMENT TRANSACTIONS

For the period of June 28, 2011 (commencement of investment operations) through May 31, 2012, purchases and sales of investment securities, other than short-term investments, were as follows:

Purchases

Investment Securities                          $ 6,692,602

Sales

Investment Securities                          $    372,660

As of May 31, 2012, the net unrealized depreciation of investments for tax purposes was as follows:

Gross Appreciation                                $ 298,513

Gross (Depreciation)                               (560,360)

Net Depreciation on Investments       $(261,847)

At May 31, 2012, the aggregate cost of securities for federal income tax purposes was $6,401,585.

7.

DISTRIBUTIONS TO SHAREHOLDERS

As of the fiscal period ended May 31, 2012, the components of distributable earnings/(accumulated losses) on a tax basis are as follows:

Undistributed Ordinary Income      $            0

Undistributed Gains                                 4,180

Unrealized Depreciation                    (261,847)

                                                             $(257,667)

The difference between book basis and tax basis unrealized depreciation is attributable to the tax deferral of losses on wash sales.

The Fund did not pay any distributions for the period June 28, 2011, (commencement of operations), through May 31, 2012.

8.

CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2 (a) (9) of the Act.  As of May 31, 2012, Ameritrade, Inc. held in omnibus accounts for the benefit of others approximately 49% of the voting securities of the Fund.  The Trust believes that neither Ameritrade, Inc., nor any of the underlying beneficial owners owned or controlled 25% or more of the voting securities of the Fund.

9.

NEW ACCOUNTING PRONOUNCEMENT

In May 2011 the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. Generally Accepted Accounting Principles (“GAAP”) and International Financial Reporting Standards (“IFRS”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS.  ASU 2011-04 will require reporting entities to disclose additional information for fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011.  At this time, the Fund’s management is evaluating the implications of ASU 2011-04.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees

Tarkio Fund

(Clark Fork Trust)

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Tarkio Fund (the “Fund”), a series of Clark Fork Trust, as of  May 31, 2012, and the related statements of operations, changes in net assets, and the financial highlights for the period from June 28, 2011 (commencement of operations) through May 31, 2012.  These financial statements and financial highlights are the responsibility of Fund management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of May 31, 2012 by correspondence with the custodian.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Tarkio Fund as of May 31, 2012, the results of its operations, changes in its net assets, and the financial highlights for the period then ended in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.

Westlake, Ohio

July 30, 2012

Tarkio Fund
Expense Illustration
May 31, 2012 (Unaudited)

Expense Example

As a shareholder of the Tarkio Fund, you incur two types of costs: (1) transaction costs which consist of redemption fees; and (2) ongoing costs which consist of management fees and service fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, December 1, 2011 through May 31, 2012.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	December 1, 2011	May 31, 2012	December 1, 2011 to May 31, 2012

Actual	$1,000.00	$886.00	$5.56
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,019.10	$5.96

* Expenses are equal to the Fund's annualized expense ratio of 1.18%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

TARKIO FUND

TRUSTEES AND OFFICERS

MAY 31, 2012 (UNAUDITED)

Interested Trustees and Officers

Name, Address (1) and Age	Position(s) with the Trust	Length of Time Served	Principal Occupation(s) during Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
Russell T. Piazza (2) (56)	Chairman of the Board of Trustees and President	Indefinite Term; Since 2011	Registered Representative, Cowell Weeden & Co., 1977 to 1979. Portfolio Manager, Vice President of Investments, Piper Jaffray & Co., 1979 to 2006. Portfolio Manager, Front Street Capital Management, Inc., 2006 to Present.	1	None
Virginia Belker (46)	Chief Compliance Officer	Indefinite Term; Since 2011	Branch Administrative Manager, Piper Jaffray & Co. 2006. Branch Administrative Manager, UBS Financial Services, 2006. Chief Compliance Officer, Front Street Capital Management, Inc. 2006 to Present.	N/A	N/A
David J. Wild (32)	Vice President and Treasurer	Indefinite Term; Since 2011

Assistant Trader, Fixed Income, Bear Stearns & Co., Inc., 2006. Financial Advisor, B.C. Ziegler and Company, 2006 to 2008. Director, Appleton Group Wealth Management, 2008 to 2010. Research Analyst, Front Street Capital Management, Inc., 2010 to Present.

				N/A	N/A
John H. Lively (43)	Secretary	Indefinite Term; Since 2010

Attorney, The Law Offices of John H. Lively & Associates, Inc. (law firm), March 2010 to present: Attorney, Husch Blackwell Sanders LLP (law firm), March 2007 to February 2010; Managing Attorney, Raymond James Financial (financial services), September 2005 to March 2007; Assistant General Counsel, AIM Investments (investment advisor), October 2000 to September 2005.

				N/A	N/A

(1) The address of each trustee and officer is c/o Clark Fork Trust, 218 East Front Street, Suite 205, Missoula, Montana 59802.

(2) Trustee who is considered an "interested person" as defined in Section 2(a)(19) of the Investment Company Act of 1940 by virtue of his affiliation with the Advisor.

Independent Trustees

Name, Address (1) and Age	Position(s) with the Trust	Length of Time Served	Principal Occupation(s) during Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
Simona Stan (47)	Independent Trustee	Indefinite Term; Since 2011	Associate Professor of Marketing and Interim Director of the MBA Program in the School of Business Administration at the University of Montana (Since 2006); Assistant Professor at University of Oregon (2001 – 2006).	1	None
Matthew Kreutz (38)	Independent Trustee	Indefinite Term; Since 2011	Manager and Member of Hunter Bay, LLC a retail and wholesale business of coffee and coffee related products, April 2007 to Present. CEO and President of T-Shirts.com, Inc., a retail and wholesale business of t-shirts and related apparel products, July 1999 to December 2010.	1	None

(1) The address of each trustee is c/o Clark Fork Trust, 218 East Front Street, Suite 205, Missoula, Montana 59802.

TARKIO FUND

ADDITIONAL INFORMATION

MAY 31, 2012 (UNAUDITED)

Proxy Voting - A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the most recent 12 month period ended June 30, are available without charge upon request by (1) calling the Fund at (800) 231-2901 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

Portfolio Holdings - The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The Fund’s Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-800-231-2901.

Additional Information - The Fund's Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free (800) 231-2901 to request a copy of the SAI or to make shareholder inquiries.

INVESTMENT ADVISOR

Front Street Capital Management, Inc.

218 East Front Street, Suite 205

Missoula, MT  59802

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen Fund Audit Services, Ltd.

800 Westpoint Parkway, Suite 1100

Westlake, Ohio 44145

LEGAL COUNSEL

The Law Offices of John H. Lively & Associates, Inc.

A member firm of The 1940 Act Law GroupTM

2041 West 141st Terrace, Suite 119

Leawood, KS 66224

CUSTODIAN

Huntington National Bank

41 South Street

Columbus, OH 43125

TRANSFER AGENT AND FUND ACCOUNTANT

Mutual Shareholder Services

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

DISTRIBUTOR

Pinnacle Investments, LLC

507 Plum Street, Suite 120

Syracuse, NY 13204

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Item 2. Code of Ethics.

(a)

The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(c)

The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

Item 3. Audit Committee Financial Expert.

(a)(1)	The registrant does not have an audit committee financial expert serving on its audit committee.

(a)(2)	Not applicable.

(a)(3)

At this time, the registrant believes that the collective experience provided by the members of the audit committee  together  offer the  registrant adequate oversight for the registrant's level of financial complexity.

Item 4. Principal Accountant Fees and Services

(a)

Audit Fees

FY 2012

$ 12,000

FY 2011

$ 0

(b)

Audit-Related Fees

Registrant

FY 2012

$ 2,500

FY 2011

$ 0

Nature of the fees:

Seed Audit

(c)

Tax Fees

Registrant

FY 2012

$ 0

FY 2011

$ 0

Nature of the fees:

Tax preparation and filing.

(d)

All Other Fees

Registrant

FY 2012

$ 0

FY 2011

$ 0

Nature of the fees:

Not applicable.

(e)	(1)	Audit Committee’s Pre-Approval Policies

The Audit Committee Charter requires the Audit Committee to be responsible for the selection, retention or termination of auditors and, in connection therewith, to (i) evaluate the proposed fees and other compensation, if any, to be paid to the auditors, (ii) evaluate the independence of the auditors, (iii) pre-approve all audit services and, when appropriate, any non-audit services provided by the independent auditors to the Trust, (iv) pre-approve, when appropriate, any non-audit services provided by the independent auditors to the Trust's investment adviser, or any entity controlling, controlled by, or under common control with the investment adviser and that provides ongoing services to the Trust if the engagement relates directly to the operations and financial reporting of the Trust, and (v) receive the auditors’ specific representations as to their independence;

(2)	Percentages of Services Approved by the Audit Committee

Registrant

Audit-Related Fees:                                                      0%

Tax Fees:                                                                     0%

All Other Fees:                                                             0%

(f)           During audit of registrant's financial statements for the most recent fiscal year, less than [50] percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(a)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

Registrant

Adviser

FY 2012

     $0

    $0

FY 2011

     NA

    NA

(h)           Not applicable.  The auditor performed no services for the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

Item 5. Audit Committee of Listed Companies.   Not applicable.

Item 6. Schedule of Investments. Schedule filed with Item 1.

Item 7. Disclosure of Closed End fund Proxy Voting Policies/Procedures. Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9. Purchases of Equity Securities by Closed End Funds. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders. The guidelines applicable to shareholders desiring to submit recommendations for nominees to the Registrant's board of trustees will be contained in the statement of additional information of the Trust to be filed at or near the end of September 2012.

Item 11. Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a) (1)                      Code is filed herewith.

(2)

Certifications by the  registrant's  principal  executive  officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule  30a-2under the Investment  Company Act of 1940 are filed herewith.

     (3)                      Not Applicable

(b)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Clark Fork Trust

By /s/ Russell T. Piazza

     Russell T. Piazza

     Chairman of the Board, Principal Executive Officer

Date: August 6, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By /s/ Russell T. Piazza

      Russell T. Piazza

      Chairman of the Board, Principal Executive Officer

Date August 6, 2012

By /s/ David Wild

      David Wild

      Principal Financial Officer, Treasurer

Date August 6, 2012